Note 3 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2017
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2018	$32,736
2019	2,728
2020	—
2021	—
2022	—
Total	$35,464